Income Taxes (Effective tax rate reconciliation) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Deductions, Dividends	(0.20%)	(0.10%)	(0.20%)
Effective Income Tax Rate Reconciliation, Tax Exempt Income	(1.40%)	(1.30%)	(2.70%)
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	0.00%	(0.80%)		0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	0.00%		0.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Percent		(5.30%)
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Percent	(1.80%)	(1.00%)	0.10%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	(1.40%)	(0.50%)	(0.80%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	3.00%	2.20%	1.40%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(0.40%)	(0.20%)	(0.80%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other	(1.30%)	1.30%	0.40%
Effective Income Tax Rate, Continuing Operations	31.50%	29.30%	32.40%